UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 - April 30, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | *April 30, 2011*

OAK
ASSOCIATES FUNDS

OVER *25 years* OF GROWTH INVESTING

White Oak Select Growth Fund | WOGSX
Pin Oak Equity Fund | POGSX
Rock Oak Core Growth Fund | RCKSX
River Oak Discovery Fund | RIVSX
Red Oak Technology Select Fund | ROGSX
Black Oak Emerging Technology Fund | BOGSX
Live Oak Health Sciences Fund | LOGSX

Shareholder Letter

June 15,2011

Dear Fellow Shareholder:

In what has become a rite of summer, stocks traded lower recently on worries about the economy. This summer selloff has happened three straight years. Each of the prior two times, the fears of an economic downturn proved unfounded, and the market rose. There is no guarantee things will play out the same way again this time, but there are some encouraging signs.

Corporate profitability remains high and growth in profits strong. This tends to lead to increases in capital spending (capex) and hiring. Capital spending has already picked up dramatically, and employment has been increasing, if not at the rate many would like to see. Research firm ISI conducts a semiannual survey of chief financial officers on their capex and hiring plans, and there has been a remarkably high correlation between the survey results and the subsequent economic data. The recent survey results indicate that corporations plan to ramp up their spending and employ more people. This bodes well. Capital spending and employment are keys to a sustainable economic recovery.

While the Federal Reserve’s quantitative easing program is set to end, monetary policy remains very accommodative. Along with this, the yield curve remains upward sloping, historically a sign that the economy will remain healthy.

One reason employment has been slow to return is that many of the jobs lost were in real estate, an industry that experienced a bubble. There was a misallocation (to that industry) not just of capital but of labor. It takes time for that to be worked off. In the case of employment, it takes time for those workers to develop skills in other areas. Additionally, employment is always slow to return in an economic recovery, as companies prefer to be sure that the economy is on sound footing before committing to the fixed expense of a new employee.

The recent economic pause may have been caused to a large degree by a few temporary factors. The Japan earthquake, which affected demand as well as the global supply chain; the spike in gasoline prices; and the unusually poor weather in the US have likely contributed to the recent slowdown. As these subside, economic activity may pick up. In our management of the funds, we are looking to take advantage of temporary dislocations in sectors and individual securities, but remain mindful of the risk that things won’t necessarily play out the way they have before. We maintain a long-term perspective, a willingness to go against the crowd, and a commitment to concentrating our portfolios in our best ideas.

Overall, we feel optimistic about the long-term prospects for domestic equities, thanks to strong corporate profits, American ingenuity and the back-drop of demand from international markets. One of our largest areas of concern, as it relates to the macroeconomic environment, is the federal budget deficit. Frankly, there are no actionable investment decisions that we would make immediately. But it’s a risk that we monitor and give a great deal of thought to. At Oak, our decisions are driven in part by our top-down view of the economy. If at any time we believe that the economic picture is fundamentally changing, we’ll adjust the portfolio in a way that we think will best serve shareholders. As always, we make portfolio management decisions with the intent of investing in a company for not just a few quarters, but for several years.

We extend a warm welcome to new shareholders and a “thank you” to our many longtime investors. We appreciate the opportunity to invest on your behalf.

Best regards,

Mark Oelschlager, CFA
Portfolio Manager
Oak Associates Funds

This manager commentary represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investments are subject to market fluctuations and a fund’s share price can fall because of weakness in the broad market, a particular industry, or a specific holding.

Definition: Quantitative easing is a function carried out by a central bank, through the use of open market operations (buying and selling government securities), which have the affect of increasing the supply of money in the financial system.

Semi-Annual Report | April 30, 2011 (Unaudited)	1

White Oak Select Growth Fund	Performance Update
All data below as of April 30, 2011 (Unaudited)

Fund Data
Ticker Symbol	WOGSX
Share Price	$42.28
Total Net Assets	$274.6M
Portfolio Turnover	8.53%
2011 Distributions	None

Industry Weightings^
Information Technology	41.3%
Financials	22.6%
Health Care	19.8%
Consumer Discretionary	6.0%
Energy	4.4%
Materials	4.0%
Telecommunication Service	1.9%
Short Term Investments	0.1%

Top 10 Holdings^

1. Amazon.com, Inc.	5.97%

2. ACE, Ltd.	5.35%

3. Qualcomm, Inc.	5.17%

4. Cognizant Technology Solutions Corp. - Class A	5.10%

5. UnitedHealth Group, Inc.	5.02%

6. JPMorgan Chase & Co.	4.91%

7. International Business Machines Corp.	4.83%

8. KLA-Tencor Corp.	4.53%

9. Transocean, Ltd.	4.45%

10. Stryker Corp.	4.40%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date

White Oak Select Growth Fund	19.27%	7.79%	5.21%	-1.42%	8.14%*

S&P 500 Total Return Index[1]	17.22%	1.73%	2.95%	2.82%	8.53%*

Lipper Large-Cap Growth Funds Average[2]	18.33%	2.21%	3.42%	1.82%	7.55%**

* Since 08/03/1992 ** Since 07/31/1992	Gross Expense Ratio (Per the current prospectus): 1.34%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. See Pages 9 and 10 for additional disclosure. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update
All data below as of April 30, 2011 (Unaudited)

Fund Data
Ticker Symbol	POGSX
Share Price	$31.78
Total Net Assets	$74.8M
Portfolio Turnover	15.28%
2011 Distributions	0.09/Share

Industry Weightings^
Information Technology	31.4%
Financials	22.5%
Consumer Discretionary	18.9%
Energy	9.0%
Industrials	7.2%
Health Care	4.2%
Utilities	3.4%
Short Term Investments	3.2%

Top 10 Holdings^

1. The Charles Schwab Corp.	4.82%

2. BMC Software, Inc.	4.76%

3. Amdocs, Ltd.	4.75%

4. CIT Group, Inc.	4.37%

5. Fair Isaac Corp.	4.27%

6. Biogen Idec, Inc.	4.25%

7. Capital One Financial Corp.	4.11%

8. Amazon.com, Inc.	4.07%

9. Noble Corp.	3.83%

10. The Western Union Co.	3.52%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date

Pin Oak Equity Fund	18.16%	11.67%	8.32%	-0.56%	6.59%*

S&P 500 Total Return Index[1]	17.22%	1.73%	2.95%	2.82%	8.53%*

Lipper Multi-Cap Growth Funds Average[2]	21.94%	3.82%	4.09%	3.54%	9.11%**

* Since08/03/1992 ** Since 07/31/1992	Gross Expense Ratio (Per the current Prospectus): 1.33%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. See Pages 9 and 10 for additional disclosure. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2011 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update
All data below as of April 30, 2011 (Unaudited)

Fund Data
Ticker Symbol	RCKSX
Share Price	$12.97
Total Net Assets	$7.7M
Portfolio Turnover	13.61%
2011 Distributions	None

Industry Weightings^
Information Technology	33.1%
Health Care	14.0%
Energy	13.7%
Consumer Discretionary	12.4%
Industrials	9.1%
Financials	7.0%
Materials	5.1%
Consumer Staples	2.5%
Short Term Investments	2.1%

Top 10 Holdings^

1. Cognizant Technology Solutions Corp.- Class A	5.86%

2. VMware, Inc.- Class A	4.48%

3. Transocean, Ltd.	4.27%

4. Baidu, Inc. ADR	4.07%

5. Wynn Resorts, Ltd.	4.03%

6. Gilead Sciences, Inc.	4.00%

7. Ctrip.com International, Ltd. ADR	3.81%

8. Salesforce.com, Inc.	3.52%

9. Weatherford International, Ltd.	3.40%

10. Jacobs Engineering Group, Inc.	3.23%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 year Return	3 year Return	5 year Return	10 year Return	Inception to Date*

Rock Oak Core Growth Fund	25.31%	3.61%	3.95%	–	4.93%

S&P 500 Total Return Index[1]	17.22%	1.73%	2.95%	–	3.99%

Upper Large-Cap Growth Funds Average[2]	18.33%	2.21%	3.42%	–	4.37%

* Since 12/31/2004	Gross Expense Ratio (Per the current prospectus): 1.54%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. See Pages 9 and 10 for additional disclosure. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update
All data below as of April 30, 2011 (Unaudited)

Fund Data
Ticker Symbol	RIVSX
Share Price	$15.11
Total Net Assets	$12.7M
Portfolio Turnover	33.45%
2011 Distributions	0.18/Share

Industry Weightings^
Information Technology	36.9%
Energy	18.1%
Materials	13.0%
Health Care	9.1%
Industrials	8.1%
Consumer Staples	6.8%
Financials	1.9%
Consumer Discretionary	1.8%
Short Term Investments	4.3%

Top 10 Holdings^

1. MercadoLibre, Inc.	5.46%

2. Veeco Instruments, Inc.	4.71%

3. Dril-Quip, Inc.	4.52%

4. CARBO Ceramics, Inc.	4.18%

5. Molycorp, Inc.	4.15%

6. Oceaneering International, Inc.	3.85%

7. The Medicines Co.	3.74%

8. The Boston Beer Co., Inc. - Class A	3.49%

9. B&G Foods, Inc.	3.35%

10. Terra Nitrogen Co., LP	3.23%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*

River Oak Discovery Fund	22.54%	7.47%	5.07%	–	8.13%

Russell 2000 Growth Index[1]	30.29%	9.62%	5.14%	–	8.19%

Lipper Small-Cap Growth Funds Average[2]	29.75%	8.63%	4.54%	–	7.56%

* Since 06/30/2005	Gross Expense Ratio (Per the current prospectus): 1.57%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Russell Investments is the source and owner of the Russell Index data. See Pages 9 and 10 for additional disclosure.2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2011 (Unaudited)	5

Red Oak Technology Fund	Performance Update
All data below as of April 30, 2011 (Unaudited)

Fund Data
Ticker Symbol	ROGSX
Share Price	$10.14
Total Net Assets	$72.3M
Portfolio Turnover	5.29%
2011 Distributions	None

Industry Weightings^
Information Technology	88.3%
Consumer Discretionary	5.1%
Industrials	3.6%
Telecommunication Services	2.3%
Short term Investments	0.6%

Top 10 Holdings^

1. Check Point Software Technologies, Ltd.	6.08%

2. Accenture PLC - Class A	5.79%

3. International Business Machines Corp.	5.41%

4. Amazon.com, Inc.	5.08%

5. Western Digital Corp.	4.71%

6. KLA-Tencor Corp.	4.25%

7. Symantec Corp.	4.11%

8. National Semiconductor Corp.	3.97%

9. Seagate Technology PLC	3.95%

10. CA, Inc.	3.81%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*

Red Oak Technology Select Fund	22.17%	10.92%	7.79%	-3.84%	0.11%

NASDAQ 100 Index[1]	21.08%	8.57%	7.82%	3.06%	2.56%

Lipper Science & Technology Average[2]	25.07%	8.72%	5.83%	1.49%	3.63%

* Since 12/31/1988	Gross Expense Ratio (Per the current prospectus): 1.53%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. See Pages 9 and 10 for additional disclosure. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update
All data below as of April 30, 2011 (Unaudited)

Fund Data
Ticker Symbol	BOGSX
Share Price	$3.45
Total Net Assets	$37.8M
Portfolio Turnover	37.97%
2011 Distributions	None

Industry Weightings^
Information Technology	73.6%
Health Care	10.6%
Materials	7.3%
Communications	4.2%
Industrials	3.8%
Short Term Investments	0.6%

Top 10 Holdings^

1. Cognizant Technology Solutions Corp. - Class A	7.05%

2. MercadoLibre, Inc.	5.94%

3. Cerner Corp.	5.81%

4. Molycorp, Inc.	5.54%

5. VMware, Inc. - Class A	5.40%

6. Citrix Systems, Inc.	5.20%

7. Apple, Inc.	4.97%

8. Illumina, Inc.	4.79%

9. Qualcomm, Inc.	4.77%

10. Cavium Networks, Inc.	4.74%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*

Black Oak Emerging Technology Fund	30.68%	9.47%	7.71%	-6.20%	-9.79%*

NASDAQ 100 Index[1]	21.08%	8.57%	7.82%	3.06%	0.66%*

Upper Global Science & Technology Average[2]	22.47%	9.78%	7.69%	3.29%	0.93%**

* Since 12/29/2000 ** Since 12/31/2000	Gross Expense Ratio (Per the current prospectus): 1.55%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. See Pages 9 and 10 for additional disclosure.

2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2011 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update
All data below as of April 30, 2011 (Unaudited)

Fund Data
Ticker Symbol	LOGSX
Share Price	$14.49
Total Net Assets	$24.3M
Portfolio Turnover	8.70%
2011 Distributions	0.62/Share

Industry Weightings^
Pharmaceuticals	33.8%
Health Care Providers & Services	27.8%
Health Care Equipment & Supplies	13.7%
Biotechnology	10.5%
Life Sciences Tools & Services	6.6%
Short Term Investments	7.7%

Top 10 Holdings^

1. AmerisourceBergen Corp.	6.28%

2. Biogen Idee, Inc.	6.26%

3. Sanofi-Aventis SA ADR	4.71%

4. GlaxoSmithKline PLC ADR	4.46%

5. Novartis AG ADR	4.29%

6. Waters Corp.	4.24%

7. Cardinal Health, Inc.	4.14%

8. Amgen, Inc.	3.94%

9. PharMerica Corp.	3.74%

10. UnitedHealth Group, Inc.	3.61%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date

Live Oak Health Sciences Fund	22.57%	11.74%	6.60%	-	4.71%*

S&P 500 Healthcare Index[1]	16.42%	5.99%	4.67%	-	2.69%*

Lipper Health & Biotechnology Average[2]	19.98%	9.34%	6.11%	-	4.59%**

* Since 06/29/2001 ** Since 06/30/2001	Gross Expense Ratio (Per the current prospectus): 1.38%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. See Pages 9 and 10 for additional disclosure. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures
As of April 30, 2011 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

NASDAQ 100 Index – The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Healthcare Index – Is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of Pharmaceuticals and biotechnology products.

S&P 500 Index – The S&P 500 Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance

Lipper Global Science & Technology Funds– Funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology.

Lipper Health/Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

Semi-Annual Report | April 30, 2011 (Unaudited)	9

Important Disclosures
As of April 30, 2011 (Unaudited)

Lipper – A Thomson Reuters Company is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

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Disclosure of Fund Expenses
As of April 30, 2011 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2011 (Unaudited)	11

Disclosure of Fund Expenses
As of April 30, 2011 (Unaudited)

	Beginning Account Value 11/01/2010	Ending Account Value 04/30/2011	Annualized Expense Ratio	Expenses Paid During the Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,125.70	1.14%	$6.01
Hypothetical 5% Return	$1,000.00	$1,019.14	1.14%	$5.71
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,191.40	1.19%	$6.47
Hypothetical 5% Return	$1,000.00	$1,018.89	1.19%	$5.96
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,162.20	1.25%	$6.70
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$1,193.00	1.35%	$7.34
Hypothetical 5% Return	$1,000.00	$1,018.10	1.35%	$6.76
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,169.50	1.31%	$7.05
Hypothetical 5% Return	$1,000.00	$1,018.30	1.31%	$6.56
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,173.50	1.30%	$7.01
Hypothetical 5% Return	$1,000.00	$1,018.35	1.30%	$6.51
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,184.70	1.25%	$6.77
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (6.0%)
Internet & Catalog Retail (6.0%)
Amazon.com, lnc.(a)	83,400	$16,388,100

ENERGY (4.4%)
Energy Equipment & Services (4.4%)
Transocean, Ltd.(a)	168,000	12,222,000

FINANCIALS (22.6%)
Capital Markets (4.3%)
The Charles Schwab Corp.	640,000	11,718,400

Commercial Banks (8.1%)
CIT Group, lnc.(a)	280,400	11,905,784
M&T Bank Corp.	60,000	5,302,200
TCF Financial Corp.	325,000	5,066,750

		22,274,734

Diversified Financial Services (4.9%)
JPMorgan Chase & Co.	295,400	13,479,102

Insurance (5.3%)
ACE, Ltd.	218,300	14,680,675

HEALTH CARE (19.8%)
Biotechnology (4.1%)
Amgen, lnc.(a)	196,500	11,171,025

Health Care Equipment & Supplies (4.4%)
Stryker Corp.	205,000	12,095,000

Health Care Providers & Services (7.7%)
Express Scripts, lnc.(a)	130,000	7,376,200
UnitedHealth Group, Inc.	280,000	13,784,400

		21,160,600

Pharmaceuticals (3.6%)
Teva Pharmaceutical Industries, Ltd. ADR	215,000	9,831,950

INFORMATION TECHNOLOGY (41.3%)
Communications Equipment (8.2%)
Cisco Systems, Inc.	465,000	8,165,400
Qualcomm, Inc.	250,000	14,210,000

		22,375,400

Semi-Annual Report | April 30, 2011 (Unaudited)	13

Schedules of Investments	White Oak Select Growth Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
Computers & Peripherals (4.8%)
International Business Machines Corp.	77,700	$13,254,066

Internet Software & Services (11.3%)
eBay, lnc.(a)	321,500	11,059,600
Google, Inc. -Class A(a)	20,600	11,208,460
Yahoo!, lnc.(a)	492,000	8,733,000

		31,001,060

IT Services (5.1%)
Cognizant Technology Solutions
Corp. - Class A(a)	169,000	14,010,100

Semiconductors & Semiconductor Equipment (8.1%)
Broadcom Corp. - Class A	282,000	9,920,760
KLA-Tencor Corp.	283,500	12,445,650

		22,366,410

Software (3.8%)
Salesforce.com, lnc.(a)	75,000	10,395,000

MATERIALS (4.0%)
Metals & Mining (4.0%)
Goldcorp, Inc.	198,000	11,054,340

TELECOMMUNICATION SERVICES (1.9%)
Wireless Telecommunication Services (1.9%)
Sprint Nextel Corp.(a)	1,015,000	5,257,700

TOTAL COMMON STOCKS (Cost $189,222,982)		274,735,662

SHORT TERM INVESTMENTS (0.1%)
Fidelity Institutional Money Market Government Portfolio - Class 1 (7 day yield 0.010%)	208,947	208,947

TOTAL SHORT TERM INVESTMENTS (Cost $208,947)		208,947

TOTAL INVESTMENTS - (100.1%) (Cost $189,431,929)		$274,944,609

Liabilities in Excess of Other Assets - (-0.1%)		(300,045)

NET ASSETS - (100.0%)		$274,644,564

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

14	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.6%)
CONSUMER DISCRETIONARY (18.9%)
Auto Components (1.9%)
Visteon Corp.(a)	20,700	$ 1,395,801

Hotels, Restaurants & Leisure (2.5%)
Interval Leisure Group, lnc.(a)	116,882	1,878,294

Household Durables (3.3%)
Garmin, Ltd.(a)	73,000	2,498,790

Internet & Catalog Retail (5.6%)
Amazon.com, lnc.(a)	15,500	3,045,750
Blue Nile, lnc. (a)	20,518	1,169,526

		4,215,276

Media (5.1%)
DISH Network Corp. - Class A(a)	97,300	2,436,392
Gannett Co., Inc.	62,700	944,262
News Corp. - Class A	24,000	427,680

		3,808,334

Specialty Retail (0.5%)
The Pep Boys-Manny, Moe & Jack	24,700	338,390

ENERGY (9.0%)
Energy Equipment & Services (9.0%)
Ensco PLC ADR	7,500	447,150
Hercules Offshore, lnc.(a)	90,100	565,378
Nabors Industries, Ltd.(a)	68,400	2,095,776
Noble Corp.	66,632	2,865,842
Pioneer Drilling Co.(a)	48,200	747,100

		6,721,246

FINANCIALS (22.5%)
Capital Markets (6.3%)
The Charles Schwab Corp.	197,000	3,607,070
Morgan Stanley	42,000	1,098,300

		4,705,370

Commercial Banks (10.9%)
CIT Group, lnc.(a)	77,000	3,269,420
First Bancorp	41,032	572,807
Great Southern Bancorp, Inc.	47,345	980,041
International Bancshares Corp.	92,700	1,633,374
SunTrust Banks, Inc.	60,000	1,691,400
West Bancorporation, Inc.	6,000	46,740

		8,193,782

Semi-Annual Report | April 30, 2011 (Unaudited)	15

Schedules of Investments	Pin Oak Equity Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
Consumer Finance (4.1%)
Capital One Financial Corp.	56,200	$ 3,075,826

Insurance (1.2%)
The Travelers Cos., Inc.	13,600	860,608

HEALTH CARE (4.2%)
Biotechnology (4.2%)
Biogen Idee, lnc.(a)	32,700	3,183,345

INDUSTRIALS (7.2%)
Aerospace & Defense (4.1%)
Lockheed Martin Corp.	16,000	1,268,000
Raytheon Co.	37,200	1,806,060

		3,074,060

Construction & Engineering (3.1%)
KBR, Inc.	29,700	1,139,589
The Shaw Group, lnc.(a)	31,000	1,205,900

		2,345,489

INFORMATION TECHNOLOGY (31.4%)
Internet Software & Services (8.3%)
eBay, lnc.(a)	47,000	1,616,800
Google, Inc. - Class A(a)	4,800	2,611,680
IAC/lnterActiveCorp.(a)	55,756	2,013,349

		6,241,829

IT Services (10.5%)
Amdocs, Ltd.(a)	115,572	3,553,839
Paychex, Inc.	49,949	1,633,832
The Western Union Co.	124,000	2,635,000

		7,822,671

Semiconductors & Semiconductor Equipment (0.8%)
KLA-Tencor Corp.	13,700	601,430

Software (11.8%)
BMC Software, lnc.(a)	71,000	3,566,330
Fair Isaac Corp.	107,022	3,197,818
Microsoft Corp.	79,000	2,055,580

		8,819,728

UTILITIES (3.4%)
Electric Utilities (3.4%)
Edison International	65,000	2,552,550

TOTAL COMMON STOCKS (Cost $51,682,748)		72,332,819

16	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (3.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,388,598	$2,388,598

TOTAL SHORT TERM INVESTMENTS (Cost $2,388,598)		2,388,598

TOTAL INVESTMENTS - (99.8%) (Cost $54,071,346)		$74,721,417

Other Assets and Liabilities, net - (0.2%)		123,233

NET ASSETS - (100.0%)		$74,844,650

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

Semi-Annual Report | April 30, 2011 (Unaudited)	17

Schedules of Investments	Rock Oak Core Growth Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.9%)
CONSUMER DISCRETIONARY (12.4%)
Hotels, Restaurants & Leisure (10.8%)
Ctrip.com International, Ltd. ADR(a)	6,000	$292,320
Las Vegas Sands Corp.(a)	4,800	225,648
Wynn Resorts, Ltd.	2,100	309,015

		826,983

Media (1.6%)
DISH Network Corp. - Class A(a)	5,000	125,200

CONSUMER STAPLES (2.5%)
Food & Staples Retailing (2.5%)
Whole Foods Market, Inc.	3,100	194,556

ENERGY (13.7%)
Energy Equipment & Services (13.7%)
National Oilwell Varco, Inc.	2,900	222,401
Noble Corp.	5,500	236,555
Transocean, Ltd.(a)	4,500	327,375
Weatherford International, Ltd.(a)	12,100	261,118

		1,047,449

FINANCIALS (7.0%)
Capital Markets (2.0%)
Legg Mason, Inc.	4,000	148,600

Consumer Finance (3.1%)
American Express Co.	4,900	240,492

Diversified Financial Services (1.9%)
CME Group, Inc.	500	147,885

HEALTH CARE (14.0%)
Biotechnology (4.0%)
Gilead Sciences, lnc.(a)	7,900	306,836

Health Care Providers & Services (7.3%)
AmerisourceBergen Corp.	4,000	162,560
Express Scripts, lnc.(a)	3,950	224,123
McKesson Corp.	2,100	174,321

		561,004

Health Care Technology (2.7%)
Cerner Corp.(a)	1,700	204,306

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS (9.1%)
Aerospace & Defense (2.5%)
ITT Corp.	3,300	$190,707

Air Freight & Logistics (3.1%)
Expeditors International of Washington, Inc.	4,400	238,788

Construction & Engineering (3.3%)
Jacobs Engineering Group, lnc.(a)	5,000	248,050

Electrical Equipment (0.2%)
Rockwell Automation, Inc.	200	$17,426

INFORMATION TECHNOLOGY (33.1%)
Communications Equipment (7.3%)
F5 Networks, lnc.(a)	1,800	182,448
Juniper Networks, lnc.(a)	5,175	198,358
Qualcomm, Inc.	3,100	176,204

		557,010

Computers & Peripherals (2.5%)
NetApp, lnc.(a)	3,700	192,326

Internet Software & Services (4.1%)
Baidu, Inc. ADR(a)	2,100	311,892

IT Services (8.8%)
Cognizant Technology Solutions
Corp. - Class A(a)	5,425	449,733
Mastercard, Inc. - Class A	825	227,609

		677,342

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom Corp. - Class A	5,300	186,454

Software (8.0%)
Salesforce.com, lnc.(a)	1,950	270,270
VMware, Inc. - Class A(a)	3,600	343,548

		613,818

MATERIALS (5.1%)
Chemicals (2.1%)
Sociedad Quimica y Minera de
Chile SA ADR	2,675	163,255

Semi-Annual Report | April 30, 2011 (Unaudited)	19

Schedules of Investments	Rock Oak Core Growth Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
Metals & Mining (3.0%)
Molycorp, lnc.(a)	2,400	$175,920
Nucor Corp.	1,100	51,656

		227,576

TOTAL COMMON STOCKS (Cost $5,136,091)		7,427,955

SHORT TERM INVESTMENTS (2.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	164,303	164,303

TOTAL SHORT TERM INVESTMENTS (Cost $164,303)		164,303

TOTAL INVESTMENTS - (99.0%) (Cost $5,300,394)		$7,592,258

Other Assets and Liabilities, net - (1.0%)		78,886

NET ASSETS - (100.0%)		$7,671,144

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

SA - Generally designates corporations in various countries, mostly those employing the civil law.

20	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.7%)
CONSUMER DISCRETIONARY (1.8%)
Media (1.8%)
Morningstar, Inc.	3,900	$224,640

CONSUMER STAPLES (6.8%)
Beverages (3.5%)
The Boston Beer Co., Inc. - Class A(a)	4,700	443,022

Food Products (3.3%)
B&G Foods, Inc.	23,525	425,332

ENERGY (18.1%)
Energy Equipment & Services (17.9%)
Atwood Oceanics, lnc.(a)	6,600	296,538
CARBO Ceramics, Inc.	3,300	531,102
Dril-Quip, lnc.(a)	7,500	574,200
Oceaneering International, lnc.(a)	5,600	489,552
Tesco Corp.(a)	20,100	378,081

		2,269,473

Oil, Gas & Consumable Fuels (0.2%)
USEC, lnc.(a)	6,000	27,480

FINANCIALS (1.9%)
Capital Markets (1.9%)
Janus Capital Group, Inc.	19,500	237,315

HEALTH CARE (9.1%)
Biotechnology (2.6%)
Cubist Pharmaceuticals, lnc.(a)	9,850	333,422

Health Care Providers & Services (2.8%)
HMS Holdings Corp.(a)	4,500	354,195

Pharmaceuticals (3.7%)
The Medicines Co.(a)	30,300	475,710

INDUSTRIALS (8.1%)
Aerospace & Defense (1.8%)
American Science & Engineering, Inc.	2,600	229,060

Commercial Services & Supplies (2.3%)
EnergySolutions, Inc.	52,100	294,365

Semi-Annual Report | April 30, 2011 (Unaudited)	21

Schedules of Investments	River Oak Discovery Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
Construction & Engineering (2.9%)
EMCOR Group, lnc.(a)	11,900	$368,543

Industrial Conglomerates (1.1%)
Raven Industries, Inc.	2,500	135,900

INFORMATION TECHNOLOGY (36.9%)
Computers & Peripherals (2.9%)
STEC, lnc.(a)	17,700	370,284

Electronic Equipment & Instruments (2.7%)
Itron, lnc.(a)	6,400	348,352

Internet Software & Services (7.5%)
MercadoLibre, Inc.	7,600	694,640
Sohu.com, Inc.(a)	2,400	253,824

		948,464

Semiconductors & Semiconductor Equipment (11.6%)
Cavium Networks, lnc.(a)	7,400	349,428
Evergreen Solar, lnc.(a)	3,985	5,778
Micrel, Inc.	19,000	243,390
Varian Semiconductor Equipment Associates, lnc.(a)	6,750	283,028
Veeco Instruments, lnc.(a)	11,700	598,221

		1,479,845

Software (12.2%)
Asialnfo-Linkage, lnc.(a)	12,100	228,690
Ebix, lnc.(a)	13,100	299,335
Factset Research Systems, Inc.	1,500	164,115
Fortinet, lnc.(a)	7,400	360,380
Netscout Systems, lnc.(a)	13,200	337,788
Verint Systems, lnc.(a)	4,600	157,458

		1,547,766

MATERIALS (13.0%)
Chemicals (3.2%)
Terra Nitrogen Co., LP	3,600	410,436

Containers & Packaging (2.5%)
Greif, Inc. - Class A	5,100	316,710

Metals & Mining (7.3%)
Lynas Corp., Ltd. ADR(a)	17,500	399,875
Molycorp, lnc.(a)	7,200	527,760

		927,635

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
TOTAL COMMON STOCKS (Cost $9,371,045)		$12,167,949

SHORT TERM INVESTMENTS (4.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	541,487	541,487

TOTAL SHORT TERM INVESTMENTS (Cost $541,487)		541,487

TOTAL INVESTMENTS - (100.0%) (Cost $9,912,532)		$12,709,436

Other Assets and Liabilities, net - (0.0%)		1,276

NET ASSETS - (100.0%)		$12,710,712

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd.- Limited

Semi-Annual Report | April 30, 2011 (Unaudited)	23

Schedules of Investments	Red Oak Technology Select Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (5.1%)
Internet & Catalog Retail (5.1%)
Amazon.com, lnc.(a)	18,700	$3,674,550

INDUSTRIALS (3.6%)
Aerospace & Defense (3.6%)
Huntington Ingalls Industries, lnc.(a)	6,166	246,640
Northrop Grumman Corp.	37,000	2,353,570

		2,600,210

INFORMATION TECHNOLOGY (88.3%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	22,000	386,320

Computers & Peripherals (21.6%)
Apple, lnc.(a)	4,000	1,392,920
EMC Corp.(a)	70,000	1,983,800
International Business Machines Corp.	22,900	3,906,282
Lexmark International, Inc. - Class A(a)	64,000	2,064,000
Seagate Technology PLC	162,000	2,854,440
Western Digital Corp.(a)	85,500	3,402,900

		15,604,342

Internet Software & Services (10.4%)
eBay, lnc.(a)	44,000	1,513,600
Google, Inc. - Class A(a)	4,700	2,557,270
lAC/lnterActive Corp.(a)	71,000	2,563,810
Yahoo!, lnc.(a)	51,100	907,025

		7,541,705

IT Services (14.2%)
Accenture PLC - Class A	73,200	4,181,916
Alliance Data Systems Corp.(a)	22,600	2,147,000
Computer Sciences Corp.	52,000	2,650,960
Total System Services, Inc.	68,500	1,291,225

		10,271,101

Semiconductors & Semiconductor Equipment (25.5%)
Broadcom Corp. - Class A	28,700	1,009,666
Integrated Device Technology, lnc.(a)	188,000	1,529,380
Intel Corp.	56,000	1,298,640
KLA-Tencor Corp.	70,000	3,073,000
Marvell Technology Group, Ltd.(a)	89,000	1,373,270
National Semiconductor Corp.	119,000	2,870,280
Novellus Systems, lnc.(a)	27,000	866,700
Sigma Designs, lnc.(a)	96,446	1,230,651
Spansion, Inc. - Class A(a)	47,518	936,104
Texas Instruments, Inc.	54,000	1,918,620

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	66,000	$2,300,760

		18,407,071

Software (16.1%)
CA, Inc.	112,000	2,754,080
Check Point Software Technologies, Ltd.(a)	80,000	4,394,400
Symantec Corp.(a)	151,000	2,967,150
Synopsys, lnc.(a)	54,000	1,479,060

		11,594,690

TELECOMMUNICATION SERVICES (2.3%)
Wireless Telecommunication Services (2.3%)
Sprint Nextel Corp.(a)	322,000	1,667,960

TOTAL COMMON STOCKS (Cost $49,269,404)		71,747,949

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	440,358	440,358

TOTAL SHORT TERM INVESTMENTS (Cost $440,358)		440,358

TOTAL INVESTMENTS - (99.9%) (Cost $49,709,762)		$72,188,307

Other Assets and Liabilities, net - (0.1%)		76,813

NET ASSETS - (100.0%)		$72,265,120

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

Semi-Annual Report | April 30, 2011 (Unaudited)	25

Schedules of Investments	Black Oak Emerging Technology Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.5%)
COMMUNICATIONS (4.2%)
Telecommunications (4.2%)
Acme Packet, lnc.(a)	19,200	$1,586,112

HEALTH CARE (10.6%)
Health Care Technology (5.8%)
Cerner Corp.(a)	18,300	2,199,294

Life Sciences Tools & Services (4.8%)
Illumina, lnc.(a)	25,500	1,809,990

INDUSTRIALS (3.8%)
Aerospace & Defense (3.8%)
American Science & Engineering, Inc.	16,378	1,442,902

INFORMATION TECHNOLOGY (73.6%)
Communications Equipment (4.8%)
Qualcomm, Inc.	31,750	1,804,670

Computers & Peripherals (7.7%)
Apple, lnc.(a)	5,400	1,880,442
NetApp, lnc.(a)	20,000	1,039,600

		2,920,042

Electronic Equipment & Instruments (3.8%)
Corning, Inc.	18,300	383,202
Itron, lnc.(a)	18,900	1,028,727

		1,411,929

Internet Software & Services (11.7%)
MercadoLibre, Inc.	24,600	2,248,440
NetEase.com, Inc. ADR(a)	21,200	1,044,736
Sohu.com, lnc.(a)	10,800	1,142,208

		4,435,384

IT Services (8.1%)
Cognizant Technology Solutions
Corp. - Class A(a)	32,150	2,665,235
Yucheng Technologies, Ltd.(a)	95,603	382,412

		3,047,647

Semiconductors & Semiconductor Equipment (10.9%)
Cavium Networks, lnc.(a)	38,000	1,794,360
Micrel, Inc.	97,800	1,252,818
NVIDIA Corp.(a)	54,250	1,085,000

		4,132,178

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Black Oak Emerging Technology Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
Software (26.6%)
ANSYS, lnc.(a)	24,200	$1,338,018
Asialnfo-Linkage, lnc.(a)	36,100	682,290
Citrix Systems, lnc.(a)	23,300	1,965,122
Fortinet, lnc.(a)	23,700	1,154,190
Red Hat, lnc.(a)	25,800	1,224,726
Salesforce.com, lnc.(a)	12,000	1,663,200
VMware, Inc. - Class A(a)	21,400	2,042,202

		10,069,748

MATERIALS (7.3%)
Metals & Mining (7.3%)
Lynas Corp., Ltd. ADR(a)	30,000	685,500
Molycorp, lnc.(a)	28,600	2,096,380

		2,781,880

TOTAL COMMON STOCKS (Cost $30,788,858)		37,641,776

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	210,488	210,488

TOTAL SHORT TERM INVESTMENTS (Cost $210,488)		210,488

TOTAL INVESTMENTS - (100.1%) (Cost $30,999,346)		$37,852,264

Liabilities in Excess of Other Assets - (-0.1%)		(30,532)

NET ASSETS - (100.0%)		$37,821,732

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

Semi-Annual Report | April 30, 2011 (Unaudited)	27

Schedules of Investments	Live Oak Health Sciences Fund
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.3%)
HEALTH CARE (92.3%)
Biotechnology (10.5%)
Amgen, lnc.(a)	16,800	$955,080
Biogen Idec, lnc.(a)	15,600	1,518,660
Targacept, lnc.(a)	2,800	67,704

		2,541,444

Health Care Equipment & Supplies (13.7%)
Baxter International, Inc.	7,000	398,300
Becton Dickinson and Co.	7,300	627,362
Boston Scientific Corp.(a)	29,500	220,955
CareFusion Corp.(a)	24,000	704,880
CR Bard, Inc.	5,900	629,825
Medtronic, Inc.	17,900	747,325

		3,328,647

Health Care Providers & Services (27.8%)
AmerisourceBergen Corp.	37,500	1,524,000
Cardinal Health, Inc.	23,000	1,004,870
Centene Corp.(a)	4,600	166,658
McKesson Corp.	10,200	846,702
Molina Healthcare, lnc.(a)	13,450	578,350
PharMerica Corp.(a)	68,942	907,276
UnitedHealth Group, Inc.	17,800	876,294
WellPoint, Inc.	10,800	829,332

		6,733,482

Life Sciences Tools & Services (6.6%)
Affymetrix, lnc.(a)	12,000	64,800
Techne Corp.	6,500	505,115
Waters Corp.(a)	10,500	1,029,000

		1,598,915

Pharmaceuticals (33.7%)
AstraZeneca PLC ADR	16,800	837,144
Corcept Therapeutics, lnc.(a)	10,570	46,508
Eli Lilly & Co.	18,000	666,180
GlaxoSmithKline PLC ADR	24,800	1,082,768
Johnson & Johnson	13,100	860,932
Medicis Pharmaceutical Corp. - Class A	6,600	234,036
Novartis AG ADR	17,600	1,041,392
Par Pharmaceutical Cos., lnc.(a)	23,000	792,120
Pfizer, Inc.	38,000	796,480
Sanofi-Aventis SA ADR	28,900	1,142,128
Teva Pharmaceutical Industries, Ltd. ADR	15,000	685,950

		8,185,638

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Live Oak Health Sciences Fund	Schedules of Investments
As of April 30, 2011 (Unaudited)

Security Description	Shares	Value
TOTAL COMMON STOCKS (Cost $15,546,786)		$22,388,126

RIGHTS (0.1%)
HEALTH CARE (0.1%)
Pharmaceuticals (0.1%)
Sanofi-Aventis SA, Rights, (expiring 12/31/20)(a)
	6,500	16,120

TOTAL RIGHTS (Cost $15,632)		16,120

SHORT TERM INVESTMENTS (7.7%)
Fidelity Institutional Money Market Government Portfolio - Class 1 (7 day yield 0.010%)	1,870,878	1,870,878

TOTAL SHORT TERM INVESTMENTS (Cost $1,870,878)		1,870,878

TOTAL INVESTMENTS - (100.1%) (Cost $17,433,296)		$24,275,124

Liabilities in Excess of Other Assets - (-0.1%)		(17,707)

NET ASSETS - (100.0%)		$24,257,417

(a)	Non - income producing security.

Common Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Semi-Annual Report | April 30, 2011 (Unaudited)	29

Statements of Assets and Liabilities
As of April 30, 2011 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

Investments at cost	$189,431,929	$54,071,346

ASSETS:
Investments at market value	$274,944,609	$74,721,417
Receivable for capital shares sold	9,501	27,683
Receivable for investment securities sold	–	201,197
Receivable due from advisor	–	–
Dividends and interest receivable	90,102	39,040
Prepaid expenses	31,532	21,907

Total Assets	275,075,744	75,011,244

LIABILITIES:
Payable for fund shares redeemed	115,136	48,466
Investment advisory fees payable	165,127	46,490
Administration fees payable	18,813	5,444
Trustees’ fees payable	39,884	12,723
Payable for investment securities purchased	–	18,254
Principal financial officer fees payable	802	163
Other accrued expenses	91,418	35,054

Total Liabilities	431,180	166,594

Total Net Assets	$274,644,564	$74,844,650

NET ASSETS:
Paid-in capital (unlimited authorization - no par value)	$1,473,437,245	$334,5890,336
Accumulated undistributed (overdistributed) net investment income	(427,046)	(118,464)
Accumulated net realized gain (loss) on investments	(1,283,878,315)	(280,577,293)
Net unrealized appreciation on investments	85,512,680	20,650,071

Total Net Assets	$274,644,564	$74,844,650

PORTFOLIO SHARES:
Net Assets	$274,644,564	$74,844,650
Total shares outstanding at end of period	6,496,380	2,354,779
Net assets value, offering and redemption price per share (net assets ÷ shares outstanding)	$42.28	$31.78

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$5,300,394	$9,912,532	$49,709,762	$30,999,346	$17,433,296

$7,592,258	$12,709,436	$72,188,307	$37,852,264	$24,275,124
76,402	300	680	15,000	110
–	–	118,840	–	–
860	–	–	–	–
2,455	6,581	69,125	3	1,073
11,883	15,030	17,179	14,496	15,749

7,683,858	12,731,347	72,394,131	37,881,763	24,292,056

–	–	34,869	7,121	3,005
–	6,782	42,618	22,009	13,735
785	1,139	5,084	2,658	1,828
921	1,449	9,544	3,872	2,840
–	–	–	–	–
49	29	203	135	54
10,959	11,236	36,693	24,236	13,177

12,714	20,635	129,011	60,031	34,639

$7,671,144	$12,710,712	$72,265,120	$37,821,732	$24,257,417

$5,379,879	$9,325,067	$380,266,285	$49,122,432	$16,837,048
(11,106)	(42,633)	(165,381)	(238,892)	49,114
10,507	631,374	(330,314,329)	(17,914,726)	529,427
2,291,864	2,796,904	22,478,545	6,852,918	6,841,828

$7,671,144	$12,710,712	$72,265,120	$37,821,732	$24,257,417

$7,671,144	$12,710,712	$72,265,120	$37,821,732	$24,257,417
591,616	841,151	7,125,235	10,955,896	1,673,581
$12.97	$15.11	$10.14	$3.45	$14.49

Semi-Annual Report | April 30, 2011 (Unaudited)	31

Statements of operations
For the Six Months Ended April 30, 2011 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

INVESTMENT INCOME:
Dividends	$1,111,513	$298,595
Interest	54	265
Less: Foreign withholding tax	(7,926)	–
Total Investment Income	1,103,641	298,860
EXPENSES:
Investment advisory fees	996,625	259,502
Administration fees	112,257	29,733
Trustees’ fees	60,129	13,663
Legal and audit fees	54,518	17,944
Transfer agent fees	224,239	65,771
Registration fees	5,517	6,006
Printing fees	28,892	6,660
Custodian fees	6,129	4,125
Principal financial officer fees	3,207	884
Insurance and other fees	39,174	13,037
Total Expenses	1,530,687	417,325
Less: Investment advisory fees waived	–	–
Net Expenses	1,530,687	417,325
Net Investment Income (Loss)	(427,046)	(118,465)
Net realized gain on securities sold	20,486,426	7,548,787
Net change in unrealized appreciation of investment securities	11,781,148	4,825,535
Net Realized and Unrealized Gain on investments	32 267 574	12 374 322
Net Increase in Net Assets Resulting from Operations	$31,840,528	$12,255,857

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$ 33,830	$27,379	$282,511	$40,529	$185,280
25	85	304	1,100	90
(372)	–	–	–	(6,532)
33,483	27,464	282,815	41,629	178,838

26,397	46,731	252,667	159,881	76,612
3,492	4,899	28,902	18,327	9,133
1,683	2,445	15,533	9,679	4,925
8,015	8,583	19,036	15,034	10,485
8,148	8,497	101,652	56,919	18,851
6,062	2,964	7,494	6,614	3,249
847	1,019	10,067	4,963	2,051
254	557	2,149	1,576	743
121	132	894	593	262
1,465	1,865	9,802	6,935	3,412
56,484	77,692	448,196	280,521	129,723
(11,895)	(7,595)	–	–	–
44,589	70,097	448,196	280,521	129,723
(11,106)	(42,633)	(165,381)	(238,892)	49,115
255,699	691,853	3,171,523	1,695,482	529,427
833,894	1,177,506	7,760,318	5,003,349	3,098,974
1,089,593	1,869,359	10,931,841	6,698,831	3,628,401
$ 1,078,487	$1,826,726	$10,766,460	$6,459,939	$3,677,516

Semi-Annual Report | April 30, 2011 (Unaudited)	33

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund
	For The Six Months Ended April 30, 2011 (Unaudited)	For The Year Ended October 31, 2010	For The Six Months Ended April 30, 2011 (Unaudited)	For The Year Ended October 31, 2010
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(427,046)	$(1,732,861)	$(118,465)	$294,624
Net realized gain on securities sold	20,486,426	45,233,523	7,548,787	18,281,015
Net change in unrealized appreciation (depreciation) of investment securities	11,781,148	7,591,121	4,825,535	(864,559)
Net Increase in Net Assets Resulting from Operations	31,840,528	51,091,783	12,255,857	17,711,080

DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(219,935)	(74,688)
Realized capital gains	–	–	–	–
Total Distributions	–	–	(219,935)	(74,688)

CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	6,763,051	30,067,137	10,651,810	55,782,117
Shares issued in lieu of cash distributions	–	–	208,139	71,207
Shares redeemed	(23,143,501)	(141,332,935)	(17,896,197)	(122,176,693)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,380,450)	(111,265,798)	(7,036,248)	(66,323,369)
Total Increase (Decrease) in Net Assets	15,460,078	(60,174,015)	4,999,674	(48,686,977)
NET ASSETS:
Beginning of period	259,184,486	319,358,501	69,844,976	118,531,953
End of period	$274,644,564	$259,184,486	$74,844,650	$69,844,976

Including accumulated undistributed net investment income (loss)	$(427,046)	$–	$(118.464)	$219,936

SHARES ISSUED AND REDEEMED:
Issued	166,378	880,571	356,341	2,205,240
Issued in lieu of cash distributions	–	–	7,402	2,819
Redeemed	(570,709)	(4,137,051)	(618,976)	(4,809,662)
Net Increase (Decrease) in Share Transactions	(404,331)	(3,256,480)	(255,233)	(2,601,603)

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund
For The Six Months Ended April 30, 2011 (Unaudited)	For The Year Ended October 31, 2010	For The Six Months Ended April 30, 2011 (Unaudited)	For The Year Ended October 31, 2010	For The Six Months Ended April 30, 2011 (Unaudited)	For The Year Ended October 31, 2010

$ (11,106)	$(36,213)	$(42,633)	$(75,100)	$(165,381)	$(476,368)

255,699	733,651	691,853	1,055,480	3,171,523	10,109,691
833,894	578,115	1,177,506	406,047	7,760,318	4,654,333
1,078,487	1,275,553	1,826,726	1,386,427	10,766,460	14,287,656

–	–	–	–	–	–
–	–	(130,973)	–	–	–
–	–	(130,973)	–	–	–

370,029	559,003	2,190,381	1,410,296	4,396,611	8,590,819
–	–	128,699	–	–	–
(521,195)	(889,040)	(428,673)	(1,918,585)	(8,313,388)	(30,973,816)

(151,166)	(330,037)	1,890,407	(508,289)	(3,916,777)	(22,382,997)
927,321	945,516	3,586,160	878,138	6,849,683	(8,095,341)

6,743,823	5,798,307	9,124,552	8,246,414	65,415,437	73,510,778
$ 7,671,144	$6,743,823	$12,710,712	$9,124,552	$72,265,120	$65,415,437

$ (11,106)	$–	$(42,633)	$–	$(165,381)	$–

29,575	55,197	151,725	118,033	471,452	1,096,472
–	–	9,662	–	–	–
(42,245)	(88,834)	(30,949)	(160,078)	(890,791)	(3,997,077)
(12,670)	(33,637)	130,438	(42,045)	(419,339)	(2,900,605)

Semi-Annual Report | April 30, 2011 (Unaudited)	35

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2011 (Unaudited)	For The Year Ended October 31, 2010	For The Six Months Ended April 30, 2011 (Unaudited)	For The Year Ended October 31, 2010
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(238,892)	$(409,782)	$49,115	$32,926
Net realized gain on securities sold	1,695,482	16,228,153	529,427	912,605
Net change in unrealized appreciation (depreciation) of investment securities	5,003,349	(4,913,420)	3,098,974	2,401,566

Net Increase in Net Assets Resulting from Operations	6,459,939	10,904,951	3,677,516	3,347,097

DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(32,927)	–
Realized capital gains	–	–	(912,476)	(593,292)

Total Distributions	–	–	(945,403)	(593,292)

CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	5,805,207	15,446,028	2,728,622	3,595,743
Shares issued in lieu of cash distributions	–	–	923,428	581,370
Shares redeemed	(18,157,657)	(20,233,340)	(1,722,200)	(3,584,998)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,352,450)	(4,787,312)	1,929,850	592,115

Total Increase (Decrease) in Net Assets	(5,892,511)	6,117,639	4,661,963	3,345,920

NET ASSETS:
Beginning of period	43,714,243	37,596,604	19,595,454	16,249,534

End of period	$37,821,732	$43,714,243	$24,257,417	$19595,454

Including accumulated undistributed net investment income (loss)	$(238,892)	$–	$49,114	$32,926

SHARES ISSUED AND REDEEMED:
Issued	1,858,230	6,031,275	205,656	296,580
Issued in lieu of cash distributions	–	–	73,933	49,478
Redeemed	(5,793,113)	(8,339,357)	(132,435)	(296,453)

Net Increase (Decrease) in Share Transactions	(3,934,883)	(2,308,082)	147,154	49,605

The accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the years ended

	For the Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$37.56	$31.44
Income (Loss) From Operations
Net Investment Income (Loss)(a)	(0.06)	(0.20)
Realized and Unrealized Gain or (Losses) in Securities(a)	4.78	6.32
Total From Operations	4.72	6.12

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	–	–
Net Asset Value End of Period	$42.28	$37.56

Total Return(b)	12.57%	19.47%
Net Assets End of Period (000)	$274,645	$259,184

Ratio of Net Expenses to Average Net Assets	1.14%	1.25%
Ratio of Net Investment Loss to Average Net Assets	(0.32)%	(0.58)%
Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.14%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.14%	1.34%
Portfolio Turnover Rate	9%	14%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

$ 23.89	$39.49	$31.91	$31.35

(0.18)	(0.23)	(0.12)	(0.13)
7.73	(15.37)	7.70	0.71
7.55	(15.60)	7.58	0.58

–	–	–	(0.02)
–	–	–	–
–	–	–	(0.02)
$ 31.44	$23.89	$39.49	$31.91

31.60%	(39.50)%	23.75%	1.85%
$ 319,359	$215,862	$439,978	$538,516

1.25%	1.25%	1.25%	1.19%
(0.70)%	(0.70)%	(0.34)%	(0.42)%
1.25%	1.25%	1.25%	1.20%
1.51%	1.41%	1.28%	1.20%
31%	25%	29%	52%

Semi-Annual Report | April 30, 2011 (Unaudited)	39

Financial Highlights
For a share outstanding throughout the years ended

	For the Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$26.76	$22.74
Income (Loss) From Operations
Net Investment Income (Loss)(a)	(0.05)	0.07
Realized and Unrealized Gain or (Losses) in Securities(a)	5.16	3.96

Total From Operations	5.11	4.03

Less Distributions:
Dividends from Net Investment Income	(0.09)	(0.01)
Distributions from Capital Gains	–	–

Total Dividends and Distributions	(0.09)	(0.01)

Net Asset Value End of Period	$31.78	$26.76

Total Return(b)	19.14%	17.74%
Net Assets End of Period (000)	$74,845	$69,845

Ratio of Net Expenses to Average Net Assets	1.19%	1.25%
Ratio of Net Investment lncome/(Loss) to Average Net Assets	(0.34)%	0.27%
Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.19%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.19%	1.33%
Portfolio Turnover Rate	15%	35%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

$15.58	$27.46	$21.18	$21.13

(0.11)	(0.08)	(0.12)	(0.16)
7.27	(11.80)	6.40	0.21

7.16	(11.88)	6.28	0.05

–	–	–	–
–	–	–	–

–	–	–	–

$22.74	$15.58	$27.46	$21.18

45.96%	(43.26)%	29.65%	0.24%
$118,532	$36,198	$90,901	$92,549

1.25%	1.25%	1.25%	1.21%
(0.58)%	(0.34)%	(0.50)%	(0.74)%
1.25%	1.25%	1.25%	1.21%
1.60%	1.51%	1.35%	1.27%
16%	38%	18%	20%

Semi-Annual Report | April 30, 2011 (Unaudited)	41

Financial Highlights
For a share outstanding throughout the years ended

	For the Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$11.16	$9.09
Income (Loss) From Operations
Net Investment Loss(a)	(0.02)	(0.06)
Realized and Unrealized Gain or (Losses) in Securities(a)	1.83	2.13

Total From Operations	1.81	2.07

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–

Total Dividends and Distributions	–	–

Net Asset Value End of Period	$12.97	$11.16

Total Return(b)	16.22%	22.77%
Net Assets End of Period (000)	$7,671	$6,744

Ratio of Net Expenses to Average Net Assets	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets	0.31)%	(0.59)%
Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.25%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.58%	1.54%
Portfolio Turnover Rate	14%	62%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

$7.28	$13.45	$10.68	$10.10

(0.04)	(0.06)	(0.07)	(0.06)
1.85	(5.54)	2.84	0.64

1.81	(5.60)	2.77	0.58

–	–	–	–
–	(0.57)	–	–

–	(0.57)	–	–

$9.09	$7.28	$13.45	$10.68

24.86%	(43.43)%	25.94%	5.74%
$5,798	$4,571	$8,389	$9,688

1.25%	1.25%	1.25%	1.22%
(0.56)%	(0.53)%	(0.57)%	(0.54)%
1.25%	1.25%	1.25%	1.22%
1.82%	1.56%	1.46%	1.44%
45%	92%	86%	88%

Semi-Annual Report | April 30, 2011 (Unaudited)	43

Financial Highlights
For a share outstanding throughout the years ended

	For the Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$12.84	$10.96
Income (Loss) From Operations
Net Investment Loss(a)	(0.06)	(0.10)
Realized and Unrealized Gain or (Losses) in Securities(a)	2.51	1.98

Total From Operations	2.45	1.88

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	(0.18)	–

Total Dividends and Distributions	(0.18)	–

Net Asset Value End of Period	$15.11	$12.84

Total Return(b)	19.30%	17.15%
Net Assets End of Period (000)	$12,711	$9,125

Ratio of Net Expenses to Average Net Assets	1.35%	1.35%
Ratio of Net Investment Loss to Average Net Assets	(0.82)%	(0.83)%
Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.50%	1.57%
Portfolio Turnover Rate	33%	56%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

$7.86	$14.80	$11.56	$10.10

(0.09)	(0.08)	(0.12)	(0.09)
3.19	(6.46)	3.36	1.55

3.10	(6.54)	3.24	1.46

–	–	–	–
–	(0.40)	–	–

–	(0.40)	–	–

$10.96	$7.86	$14.80	$11.56

39.44%	(45.31)%	28.03%	14.46%
$8,247	$4,168	$7,823	$5,943

1.35%	1.35%	1.35%	1.35%
(1.03)%	(0.68)%	(0.92)%	(0.81)%
1.35%	1.35%	1.35%	1.35%
1.92%	1.76%	1.72%	2.74%
67%	145%	148%	72%

Semi-Annual Report | April 30, 2011 (Unaudited)	45

Financial Highlights
For a share outstanding throughout the years ended

	For the Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$8.67	$7.04
Income (Loss) From Operations
Net Investment Loss(a)	(0.02)	(0.05)
Realized and Unrealized Gain or (Losses) in Securities(a)	1.49	1.68
Total From Operations	1.47	1.63

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	–	–
Net Asset Value End of Period	$10.14	$8.67

Total Return(b)	16.95%	23.15%
Net Assets End of Period (000)	$72,265	$65,415

Ratio of Net Expenses to Average Net Assets	1.31%	1.35%
Ratio of Net Investment Loss to Average Net Assets	(0.48)%	(0.70)%
Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.31%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.31%	1.53%
Portfolio Turnover Rate	5%	28%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

$ 4.92	$8.75	$6.90	$6.55

(0.03)	(0.06)	(0.03)	(0.06)
2.15	(3.77)	1.88	0.41
2.12	(3.83)	1.85	0.35

–	–	–	–
–	–	–	–
–	–	–	–
$ 7.04	$4.92	$8.75	$6.90

43.09%	(43.77)%	26.81%	5.34%
$ 73,511	$44,079	$115,005	$116,449

1.35%	1.35%	1.35%	1.27%
(0.56)%	(0.80)%	(0.40)%	(0.89)%
1.35%	1.35%	1.35%	1.27%
1.82%	1.58%	1.40%	1.34%
30%	17%	11%	93%

Semi-Annual Report | April 30, 2011 (Unaudited)	47

Financial Highlights
For a share outstanding throughout the years ended.

	For the Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$2.94	$2.19
Income (Loss) From Operations
Net Investment )	(0.02)	(0.03)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.53	0.78
Total From Operations	0.51	0.75

Less Distributions:
Dividends from Net Investment Income	–	–
Distributions from Capital Gains	–	–
Total Dividends and Distributions	–	–
Net Asset Value End of Period	$3.45	$2.94

Total Return(b)	17.35%	34.25%
Net Assets End of Period (000)	$37,822	$43,714

Ratio of Net Expenses to Average Net Assets	1.30%	1.35%
Ratio of Net Investment Loss to Average Net Assets	(1.11)%	(1.16)%
Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.30%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.30%	1.55%
Portfolio Turnover Rate	38%	99%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

$1.63	$2.94	$2.21	$2.05

(0.02)	(0.02)	(0.03)	(0.02)
0.58	(1.29)	0.76	0.18
0.56	(1.31)	0.73	0.16

–	–	–	–
–	–	–	–
–	–	–	–
$2.19	$1.63	$2.94	$2.21

34.36%	(44.56)%	33.03%	7.80%
$37,596	$19,478	$39,810	$39,617

1.35%	1.35%	1.35%	1.28%
(1.15)%	(0.94)%	(1.04)%	(1.13)%
1.35%	1.35%	1.35%	1.28%
1.93%	1.76%	1.62%	1.53%
49%	79%	76%	97%

Semi-Annual Report | April 30, 2011 (Unaudited)	49

Financial Highlights
For a share outstanding throughout the years ended

	For the Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$12.84	$11.00
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.03	0.02
Realized and Unrealized Gain or (Losses) in Securities(a)	2.24	2.22

Total From Operations	2.27	2.24

Less Distributions:
Dividends from Net Investment Income	(0.02)	–
Distributions from Capital Gains	(0.60)	(0.40)

Total Dividends and Distributions	(0.62)	(0.40)

Net Asset Value End of Period	$14.49	$12.84

Total Return(b)	18.47%	20.66%
Net Assets End of Period (000)	$24,257	$19,595
Ratio of Net Expenses to Average Net Assets	1.25%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	0.17%
Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.25%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.25%	1.38%
Portfolio Turnover Rate	9%	22%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006

$9.48	$12.41	$11.18	$11.66

(0.01)	(0.04)	(0.01)	(0.07)
1.53	(2.89)	1.24	(0.41)
1.52	(2.93)	1.23	(0.48)

–	–	–	–
–	–	–	–
–	–	–	–
$11.00	$9.48	$12.41	$11.18

16.03%	(23.61)%	11.00%	(4.12)%
$16,249	$14,013	$21,354	$25,263

1.35%	1.35%	1.35%	1.21%
(0.08)%	(0.36)%	(0.11)%	(0.59)%
1.35%	1.35%	1.35%	1.21%
1.61%	1.52%	1.37%	1.23%
31%	25%	28%	57%

Semi-Annual Report | April 30, 2011 (Unaudited)	51

Notes to Financial Statements
As of April 30, 2011 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”) is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” (of which there were none as of April 30, 2011) are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the actual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

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Notes to Financial Statements
As of April 30,2011(Unaudited)

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Quoted and Unadjusted prices in active markets for identical securities
2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2011.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$274,735,662	$–	$–	$274,735,662
Short Term Investments	208,947	–	–	208,947

Total	$274,944,609	$–	$–	$274,944,609

Semi-Annual Report | April 30, 2011 (Unaudited)	53

Notes to Financial Statements
As of April 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$72,332,819	$–	$–	$72,332,819
Short Term Investments	2,388,598	–	–	2,388,598

Total	$74,721,417	$–	$–	$74,721,417

ROCK OAK CORE GROWTH FUND
Common Stocks	$7,427,955	$–	$–	$7,427,955
Short Term Investments	164,303	–	–	164,303

Total	$7,592,258	$–	$–	$7,592,258

RIVER OAK DISCOVERY FUND
Common Stocks	$12,167,949	$–	$–	$12,167,949
Short Term Investments	541,487	–	–	541,487

Total	$12,709,436	$–	$–	$12,709,436

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$71,747,949	$–	$–	$71,747,949
Short Term Investments	440,358	–	–	440,358

Total	$72,188,307	$–	$–	$72,188,307

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$37,641,776	$–	$–	$37,641,776
Short Term Investments	210,488	–	–	210,488

Total	$37,852,264	$–	$–	$37,852,264

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$22,388,126	$–	$–	$22,388,126
Rights	16,120	–	–	16,120
Short Term Investments	1,870,878	–	–	1,870,878

Total	$24,275,124	$–	$–	$24,275,124

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

There were no significant transfers into or out of Level 1 and 2 during the period.

There were no Level 3 securities held during the period.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Oak Associates, Ltd., ALPS Fund Services, Inc. (the “Administrator”) and/or ALPS Distributors, Inc. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

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Notes to financial Statements
As of April 30,2011 (Unaudited)

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

Administration: ALPS Fund Services, Inc. (the “Administrator”) serves as administrator to the Trust. The Trust and the Administrator have entered into an administration agreement dated May 17, 2010 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting, fund accounting services, including calculating the Funds’ daily net asset value, and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

Transfer Agent: As of May 17, 2010, ALPS Fund Services, Inc. (the “Transfer Agent”) serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency services agreement with the Trust.

Distribution: The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement dated May 17, 2010 (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The Distributor agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27,1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective February 28, 2008, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for one year periods. Effective March 1, 2011 the Adviser contractually agreed to continue this arrangement through February 29, 2012.

U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2011, were as follows:

	Purchases	Sales

White Oak Select Growth Fund	$23,016,057	$39,101,618

Pin Oak Equity Fund	10,625,909	20,806,679

Rock Oak Core Growth Fund	953,974	1,128,502

River Oak Discovery Fund	5,183,192	3,396,184

Semi-Annual Report | April 30, 2011 (Unaudited)	55

Notes to Financial Statements
As of April 30, 2011 (Unaudited)

	Purchases	Sales
Red Oak Technology Select Fund	$3,566,173	$6,658,822

Black Oak Emerging Technology Fund	15,460,307	23,443,741

Live Oak Health Sciences Fund	1,756,381	2,372,831

8. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate “regulated investment company” under Sub-chapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/ tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses and expiration of capital loss carryforwards.

Accordingly, the following permanent differences have been reclassified to/from the following accounts:

Fund	(Over)/ Undistributed Net Investment Income	Accumulated Capital Gains/ (Losses)	Paid-in Capital
White Oak Select Growth Fund	$1,733,094	$667,739,381	$(669,472,475)

Pin Oak Equity Fund	1	417,945,310	(417,945,311)

Rock Oak Core Growth Fund	36,213	364	(36,577)

River Oak Discovery Fund	75,134	(1,370)	(73,764)

Red Oak Technology Select Fund	476,186	715,257,563	(715,733,749)

Black Oak Emerging Technology Fund	409,782	196,621,134	(197,030,916)

Live Oak Health Sciences Fund	(33)	(14)	47

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2010 is as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
Pin Oak Equity Fund	$74,688	$–	$74,688

Live Oak Health Sciences Fund	16,484	576,808	593,292

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Notes to Financial Statements
As of April 30, 2011 (Unaudited)

As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Net Investment Income	Accumulated Capital Gains/ (Losses)	Unrealized Appreciation	Total
White Oak Select Growth Fund	$–	$(1,304,364,741)	$73,731,532	$(1,230,633,209)

Pin Oak Equity Fund	219,936	(288,126,080)	15,824,536	(272,081,608)

Rock Oak Core Growth Fund	–	(236,921)	1,449,699	1,212,778

River Oak Discovery Fund	_	130,972	1,558,920	1,689,892

Red Oak Technology Select Fund	_	(332,505,406)	13,737,781	(318,767,625)

Black Oak Emerging Technology Fund	_	(19,610,208)	1,849,569	(17,760,639)

Live Oak Health Sciences Fund	442,159	503,243	3,742,854	4,688,256

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,
	2011	2012	2013	2014	2015	2016	2017	Total

White Oak Select Growth Fund	$206,601,681	$744,256,673	$321,944,019	$–	$–	$22,546,570	$9,015,798	$1,304,364,741

Pin Oak Equity Fund	180,086,547	90,283,407	17,756,126	–	–	–	–	288,126,080

Rock Oak Core Growth Fund	–	–	–	–	–	–	236,921	236,921

Red Oak Technology Select Fund	293,675,488	34,232,859	–	–	–	–	4,597,059	332,505,406

Black Oak Emerging Technology Fund	15,084,356	–	–	–	–	–	4,525,852	19,610,208

At April 30, 2011, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net

White Oak Select Growth Fund	189,431,929	97,083,100	(11,570,420)	85,512,680

Pin Oak Equity Fund	54,071,345	21,879,105	(1,229,033)	20,650,072

Rock Oak Core Growth Fund	5,300,394	2,386,047	(94,183)	2,291,864

River Oak Discovery Fund	9,948,318	3,017,933	(256,815)	2,761,118

Red Oak Technology Select Fund	49,709,762	23,836,983	(1,358,438)	22,478,545

Black Oak Emerging Technology Fund	31,024,185	7,768,632	(940,553)	6,828,079

Live Oak Health Sciences Fund	17,435,876	7,480,385	(641,137)	6,839,248

Semi-Annual Report | April 30, 2011 (Unaudited)	57

Notes to Financial Statements
As of April 30, 2011 (Unaudited)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of April 30, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2011, the James D. Oelschlager Trust owned 33% of the River Oak Discovery Fund.

58	1-888-462-5386 | www.oakfunds.com

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

By Mail

Oak Associates Funds

P.O. Box 8233

Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 8:30 a.m. to 8:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

•	Trade Online
•	Access and Update Account Information
•	Go Paperless with eDelivery
•	View and download account history
•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	July 7, 2011

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Principal Financial Officer

Date:	July 7, 2011